Debt - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt
Debt	$ 0	$ 57,000	$ 0
Finance costs, net	5,618	7,322
Revolving credit facility
Debt
Debt		57,000
Finance costs, net	$ 5,500	$ 7,200
Revolving credit facility | Minimum
Debt
Standby fees (in percent)	0.39%	0.39%
Revolving credit facility | Maximum
Debt
Standby fees (in percent)	0.62%	0.62%
Revolving credit facility | Federal Funds Effective Rate
Debt
Additional interest added to the base rate (in percent)	0.50%
Revolving credit facility | Base rate canada | Minimum
Debt
Additional interest added to the base rate (in percent)	0.75%	0.75%
Revolving credit facility | Base rate canada | Maximum
Debt
Additional interest added to the base rate (in percent)	1.75%	1.75%
Revolving credit facility | SOFR loan | Minimum
Debt
Additional interest added to the base rate (in percent)	1.75%	1.75%
Revolving credit facility | SOFR loan | Maximum
Debt
Additional interest added to the base rate (in percent)	2.75%	2.75%